Associates and Joint Ventures - Summary of Group Held for Significant Associate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial information of associates and joint ventures [line items]
Turnover	£ 34,099	£ 33,754	£ 30,821
Profit after taxation	6,388	5,268	4,046
Total comprehensive income	7,358	3,701	4,300
Innoviva Inc [member]
Disclosure of financial information of associates and joint ventures [line items]
Turnover	253	193	183
Profit after taxation	174	116	134
Total comprehensive income	£ 174	£ 116	£ 134